SHARE CAPITAL AND RESERVES (Details 2)	12 Months Ended
Jul. 31, 2025 $ / shares shares
SHARE CAPITAL AND RESERVES
Number of outstanding options, beginning balance | shares	4,200,000
Number of options granted | shares	1,000,000
Number of outstanding options, ending balance | shares	5,200,000
Weighted average exercise price option, beginning balance | $ / shares	$ 0.20
Weighted average exercise price granted | $ / shares	0.60
Weighted average exercise price option, ending balance | $ / shares	$ 0.28